Annual Fund Operating Expenses - AB EQUITY INCOME FUND INC	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.00%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.75%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.75%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.42%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.11%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.79%
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%